Basis of Presentation and Summary of Significant Accounting Policies (Details) ¥ in Thousands		1 Months Ended	12 Months Ended
	Jan. 01, 2022 JPY (¥)	Oct. 31, 2021 item	Dec. 31, 2024 store item subsidiary segment	Dec. 31, 2023 store item	Dec. 31, 2022 item store
Product Information
Number of subsidiaries | subsidiary			8
Number of lines of business | segment			3
Number of salons			308	314	312
Number of VIE where the Company is the primary beneficiary			0	0
ZACC
Product Information
Percentage of ownership interest	40.00%	60.00%
Number of salons operated		3
Period of customers recognized by high level of techniques and hospitality		30 years
Fair value of the consideration transferred | ¥	¥ 148,000
Directly-operated salons
Product Information
Number of salons			220	217	199
Investor owned salons
Product Information
Number of salons | store			57	41	31
Franchise
Product Information
Number of salons			88	97	113